PREPAID EXPENSES	12 Months Ended
Sep. 30, 2018
Current prepayments [abstract]
PREPAID EXPENSES
4.	PREPAID EXPENSES

	2018	2017

Clinical program deposit	$-	$659,899
Prepaid insurance	381,098	374,121
Other deposits and prepaid expenses	89,056	38,083

Balance	$470,154	$1,072,103